PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) - ZAR (R) R in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	R 3,084,100
Additions other than through business combinations, property, plant and equipment	1,030,900	R 598,400	R 395,700
Additions - right-of-use assets	6,100	15,900
Lease modifications	(600)	1,200
Lease derecognitions	(1,200)	0
Closing balance	3,909,500	3,084,100
Purchase of property, plant and equipment, classified as investing activities	1,145,200	584,100	395,700
Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	3,036,400
Closing balance	3,874,700	3,036,400
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	47,700
Closing balance	34,800	47,700
Mine plant facilities and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,716,900
Closing balance	1,792,900	1,716,900
Mine plant facilities and equipment | Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,698,700
Closing balance	1,783,200	1,698,700
Mine plant facilities and equipment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	18,200
Closing balance	9,700	18,200
Mine property and development
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,362,700
Closing balance	1,612,100	1,362,700
Mine property and development | Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,333,200
Closing balance	1,587,000	1,333,200
Mine property and development | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	29,500
Closing balance	25,100	29,500
Exploration assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,500
Closing balance	6,500	4,500
Exploration assets | Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	4,500
Closing balance	6,500	4,500
Exploration assets | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Closing balance	0	0
Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Closing balance	498,000	0
Capital work in progress | Property, plant and equipment owned
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Closing balance	498,000	0
Capital work in progress | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0
Closing balance	0	0
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	5,167,700	4,868,800
Additions other than through business combinations, property, plant and equipment	1,022,600	598,400
Additions - right-of-use assets	6,100	15,900
Lease modifications	(600)	1,200
Lease derecognitions	(5,000)	(1,600)
Disposals and scrapping	(6,800)	(247,800)
Change in estimate of decommissioning asset	20,400	(67,200)
Transfers between classes of property, plant and equipment		0
Closing balance	6,204,400	5,167,700	4,868,800
Purchase of property, plant and equipment, classified as investing activities	959,700
Cost | Mine plant facilities and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,733,900	2,604,300
Additions other than through business combinations, property, plant and equipment	157,500	291,400
Additions - right-of-use assets	0	6,000
Lease modifications	(600)	0
Lease derecognitions	(4,200)	(1,600)
Disposals and scrapping	(6,600)	(185,300)
Change in estimate of decommissioning asset	21,600	(46,300)
Transfers between classes of property, plant and equipment		65,400
Closing balance	2,901,600	2,733,900	2,604,300
Cost | Mine property and development
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	2,419,600	2,154,000
Additions other than through business combinations, property, plant and equipment	365,100	301,200
Additions - right-of-use assets	6,100	9,900
Lease modifications	0	1,200
Lease derecognitions	(800)	0
Disposals and scrapping	(200)	(61,600)
Change in estimate of decommissioning asset	(1,200)	(20,900)
Transfers between classes of property, plant and equipment		35,800
Closing balance	2,788,600	2,419,600	2,154,000
Cost | Exploration assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	14,200	110,500
Additions other than through business combinations, property, plant and equipment	2,000	5,800
Additions - right-of-use assets	0	0
Lease modifications	0	0
Lease derecognitions	0	0
Disposals and scrapping	0	(900)
Change in estimate of decommissioning asset	0	0
Transfers between classes of property, plant and equipment		(101,200)
Closing balance	16,200	14,200	110,500
Cost | Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Additions other than through business combinations, property, plant and equipment	498,000	0
Additions - right-of-use assets	0	0
Lease modifications	0	0
Lease derecognitions	0	0
Disposals and scrapping	0	0
Change in estimate of decommissioning asset	0	0
Transfers between classes of property, plant and equipment		0
Closing balance	498,000	0	0
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(2,083,600)	(2,059,100)
Depreciation	(217,500)	(267,600)
Lease derecognitions	4,000	1,600
Disposals and scrapping	2,200	241,500
Closing balance	(2,294,900)	(2,083,600)	(2,059,100)
Accumulated depreciation and impairment | Mine plant facilities and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,017,000)	(1,074,000)
Depreciation	(97,900)	(125,100)
Lease derecognitions	4,000	1,600
Disposals and scrapping	2,200	180,500
Closing balance	(1,108,700)	(1,017,000)	(1,074,000)
Accumulated depreciation and impairment | Mine property and development
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(1,056,900)	(975,400)
Depreciation	(119,600)	(142,500)
Lease derecognitions	0	0
Disposals and scrapping	0	61,000
Closing balance	(1,176,500)	(1,056,900)	(975,400)
Accumulated depreciation and impairment | Exploration assets
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	(9,700)	(9,700)
Depreciation	0	0
Lease derecognitions	0	0
Disposals and scrapping	0	0
Closing balance	(9,700)	(9,700)	(9,700)
Accumulated depreciation and impairment | Capital work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	0	0
Depreciation	0	0
Lease derecognitions	0	0
Disposals and scrapping	0	0
Closing balance	R 0	R 0	R 0